Fair Value of Financial Instruments (Blue Moose Media, Inc [Member])	12 Months Ended
Dec. 31, 2010
Blue Moose Media, Inc [Member]
Fair Value Disclosures [Text Block]

Note 7 — Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and accounts payable. The carrying amount of cash and accounts payable approximates fair value because of the short-term nature of these items.